UNIT-BASED AND NONCASH COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining vesting period		1 year 7 months 6 days
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
SMLP LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)		5,000,000.0
Units remaining available		1,300,000
Unrecognized unit-based compensation | $		$ 8.5
SMLP LTIP | Time Vesting And Distribution Targets
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement percentage of membersip interest authorized for issuance					7.50%
Share based compensation by shae based payment arrangement percentage of available membership interest authorized for grant					6.355%
Percentage of net profit interests vested and outstanding		4.20%
Percentage of net profit interests nonvested share based payment arrangement		0.00%	0.00%
Vesting period					5 years
SMLP LTIP | Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	15,000,000
Units remaining available	6,900,000
Vesting period	3 years
Granted units (in shares)	3,811,301	1,913,099	515,358	371,972
Grant date fair value (in dollars per share) | $ / shares	$ 0.55	$ 6.48	$ 15.25	$ 22.50
Issued units (in shares)	549,450
Units vested (in shares)	418,999	602,617	359,016	293,222
No. of directors | Director	3
Common units extended term	10 years